Trade and other receivables	6 Months Ended
Jun. 30, 2024
Trade and other receivables [Abstract]
Trade and other receivables
Note 13. - Trade and other receivables
Trade and other receivables as of June 30, 2024, and December 31, 2023, consist of the following:

	Balance as of June 30,	Balance as of December 31,
	2024	2023
	($ in thousands)
Trade receivables	268,547	213,345
Tax receivables	41,055	37,134
Prepayments	20,768	12,717
Other accounts receivable	4,920	23,287
Total	335,290	286,483

As of June 30, 2024, and December 31, 2023, the fair value of trade and other receivables accounts does not differ significantly from its carrying amount.